Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2012
Other Comprehensive Income (Loss)
(13)	Other Comprehensive Income (Loss)

Components of other comprehensive income (loss) for each of the three years ended March 31, 2012 are as follows:

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2012
Translation adjustments:
Translation adjustments arising during the period	(27,206)	—	(27,206)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	6,260	—	6,260

Net translation adjustments	(20,946)	—	(20,946)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	(7,989)	4,887	(3,102)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(374)	151	(223)

Net unrealized gains (losses)	(8,363)	5,038	(3,325)

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	(583)	3	(580)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(9,556)	4,118	(5,438)

Net unrealized gains (losses)	(10,139)	4,121	(6,018)

Pension liability adjustments:
Prior service benefit arising during the period	(28,019)	11,348	(16,671)
Less: Amortization of prior service benefit included in net periodic benefit cost	(23,117)	9,772	(13,345)

Net prior service benefit	(51,136)	21,120	(30,016)

Actuarial gain (loss) arising during the period	(100,235)	26,854	(73,381)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	40,941	(16,272)	24,669

Net actuarial gain (loss)	(59,294)	10,582	(48,712)

Net pension liability adjustments	(110,430)	31,702	(78,728)

Other comprehensive income (loss)	(149,878)	40,861	(109,017)

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2011
Translation adjustments:
Translation adjustments arising during the period	(88,016)	—	(88,016)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	2,001	—	2,001

Net translation adjustments	(86,015)	—	(86,015)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	(53,060)	21,554	(31,506)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	14,645	(5,928)	8,717

Net unrealized gains (losses)	(38,415)	15,626	(22,789)

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	16,125	(7,364)	8,761
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(12,947)	5,174	(7,773)

Net unrealized gains (losses)	3,178	(2,190)	988

Pension liability adjustments:
Prior service benefit arising during the period	—	—	—
Less: Amortization of prior service benefit included in net periodic benefit cost	(23,803)	10,077	(13,726)

Net prior service benefit	(23,803)	10,077	(13,726)

Actuarial gain (loss) arising during the period	(99,459)	33,979	(65,480)
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	26,276	(10,437)	15,839

Net actuarial gain (loss)	(73,183)	23,542	(49,641)

Net pension liability adjustments	(96,986)	33,619	(63,367)

Other comprehensive income (loss)	(218,238)	47,055	(171,183)

	Yen (millions)
	Pre-tax amount	Tax expense	Net-of-tax amount
For the year ended March 31, 2010
Translation adjustments:
Translation adjustments arising during the period	(21,186)	—	(21,186)
Less: Reclassification adjustment for (gains) losses included in net income (loss)	10,129	—	10,129

Net translation adjustments	(11,057)	—	(11,057)

Unrealized holding gains (losses) of available-for-sale securities:
Unrealized holding gains (losses) arising during the period	88,042	(36,356)	51,686
Less: Reclassification adjustment for (gains) losses included in net income (loss)	(703)	280	(423)

Net unrealized gains (losses)	87,339	(36,076)	51,263

Unrealized holding gains (losses) of derivative instruments:
Unrealized holding gains (losses) arising during the period	4,607	(1,543)	3,064
Less: Reclassification adjustment for (gains) losses included in net income (loss)	4,657	(1,560)	3,097

Net unrealized gains (losses)	9,264	(3,103)	6,161

Pension liability adjustments:
Prior service benefit arising during the period	—	—	—
Less: Amortization of prior service benefit included in net periodic benefit cost	(23,947)	8,962	(14,985)

Net prior service benefit	(23,947)	8,962	(14,985)

Actuarial gain (loss) arising during the period	139,867	(49,300)	90,567
Less: Amortization of actuarial gain (loss) included in net periodic benefit cost	39,159	(14,963)	24,196

Net actuarial gain (loss)	179,026	(64,263)	114,763

Net pension liability adjustments	155,079	(55,301)	99,778

Other comprehensive income (loss)	240,625	(94,480)	146,145